Item 1. Schedule of Investments.


Bruce Fund		Date	9/30/04

		                                     Shares/
Cusip	              Security Description	  Face    Mkt. Value

00927V200	AirBoss	                 262900	457446
023586100	Amerco	                   30600   1160352
02364L109	America Service        18000	738720
040049306	Arena Res. Unit          57000	450300
04543L109	Assisted Living           10071	116320
04962L101	Atrix Laboratories	  17600	540144
14067D102	Capstone Turbine	  50000	  76500
228569208	Crown Resources 	140000	278600
236277109	Danka	                    75000	285000
237266101	Darling Intl.	  50000	215500
26658Q102	Duratek	                    20000	355800
284131208	Elan Pharm.	  25000	585000
363127101	Gainsco	                  520000	514800
42218Q102	Health Grades	212300	382140
46059C205	Internet Cap. Group    80000	516800
G67543101	Open TV	                  150000	457500
74267D203	Private Business	229500	438345
75040K109	Radiologix	  20000	  71000
76026W208	Reptron 	                    24665	213352
749607107	RLI Corp.       	    5000	187750
781748108	Rural Metro	320080	710578
817315104	Sepracor	                    15000	731700
817523103	Serologicals	  10000	233300
83422R106	Solitario Resources	  30370	  38266
878155100	Team, Inc.   	  24000	371040
88830M102	Titan Wheel 	  10000	  96000

	    Total Common (Cost 5943069)         10222253


00808N202	AES CV PFD 6.75% 10000	442900
13134R300	Calpine CV PFD 5% 10000	470000

	    Total Preferred (Cost 635305)	912900

				  Shares/
Cusip	              Security Description	  Face    Mkt. Value  Coupon  Mat. Date


006848BG9	Adelphia Convts	2200000	594000	6.000	2/15/06
131347BH8	Calpine Cvnts	200000	134000	4.750	11/15/23
16117PAF7	Charter Com.	800000	608000	9.920	4/1/11
206814AA3	Cone Mills	300000	  33000	8.125	3/15/05
229678ab3	Cubist Cnvts	100000	  93000	5.500	11/1/08
23126RAC5	Curagen Cnvts	100000	  96500	6.000	2/2/07
236277AC3	Danka Notes	544000	511360  10.000	4/1/08
266605AB0	Durect Pharm.	1200000	948000	6.250	6/15/08
291005AA4	Emeritus Cnvts.	500000	450000	6.250	1/1/06
450732AA0	Ibasis Convts	700000	889000	6.750	6/15/09
455254DA7	Indy Airport - UAL	1000000	192500	6.500	11/15/31
488035ae6	Kellstrom Cnvts	2500000	  50000	5.500	6/15/03
488035AC0	Kellstrom Cnvts	1000000	  20000	5.750	10/15/02
52729NAS9	Level 3 Convts	200000	102000	6.000	3/15/10
693419aa1	PMA Group Cnvts	500000	476250	4.250	9/30/22
76026WAB5	Reptron 	                  155782	143320	7.000	3/3/09
78174AC2	Rural Metro Notes	150000	142500	7.875	3/15/08
225224aa2	Silicon Graph.Cnvts	200000	148000	6.125	2/1/11
887151AB4	Timco Aviation	700000	245000	8.000	1/2/07
912803bp7	US Treas Strip  bp  4000000  1167500	0.000	8/15/28

	   Total Bonds (Cost 6281720)	                7043930

	   Total Investments (Cost 12860094)    18179083

	   Net Cash	                                 2411354

	   Net Assets 	 	             20590437

	                               NAV		301.21




Item 2. Controls and Procedures.

(a)  The Registrant's	President and Secretary have concluded that
       the Registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures within 90 days from the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occured during the quarter that have materially effected the Registrant's internal control over financial reporting.


Item 3. Exhibits.

     Seperate certifications for each principal officers fo the Registrant.
      Filed herewith.



SIGNATURES

By: /s/ Robert B. Bruce
           Robert B. Bruce, President, Bruce Fund, Inc.

Dated: October 12, 2004

By: /s/ R. Jeffrey Bruce
            R. Jeffrey Bruce, Secretary, Bruce Fund, Inc.

Dated: October 12, 2004